Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Schedule of inventory
	2020	2019	2018
	£‘000	£‘000	£‘000
Finished goods and goods for resale	114,694	42,970	—